Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Government of the United States of America
Total	$ 550,938	$ 550,938
State of Texas
Total	164,625	164,625
State of Texas
Total	93,640	93,640
Government of the United States of America
Total	$ 552,977	$ 552,977